LEASES - Operating Lease Related Assets And Liabilities And Other Related Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Assets
Operating lease right-of-use assets	¥ 63,125	$ 9,152	¥ 112,781
Liabilities
Operating lease liabilities, current	23,961	3,474	30,669
Operating lease liabilities, non-current	¥ 32,069	$ 4,650	¥ 81,786
Weighted average remaining lease term (years)	2 years 10 months 24 days	2 years 10 months 24 days	3 years 7 months 6 days
Weighted average discount rate	5.00%	5.00%	5.00%